Credit Facilities - Bank Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Feb. 27, 2018	Dec. 31, 2017
Disclosure Of Bank Debt Facilities
Gross bank debt outstanding 1	$ 956,500		$ 770,000
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Current portion	0		0
Long-term portion	956,500		770,000
Gross bank debt outstanding 1	$ 956,500	$ 2,000,000	$ 770,000